Financial Information of Subsidiaries, Summarized	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Financial Information of Subsidiaries, Summarized

39.FINANCIAL INFORMATION ON SUBSIDIARIES, SUMMARIZED

As of December 31, 2020, 2019 and 2018, summarized financial information of our main subsidiaries prepared under IFRS is as follows:

	12-31-2020
	Financial Statements	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Equity	Total Liabilities and Equity	Revenue	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income Before Taxes	Income Taxes	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
Enel Argentina S.A.	Separate	40,432	65,563	105,995	1,293	-	104,702	105,995	-	(600)	(600)	(2,459)	(2,459)	11,264	12,146	874	13,020	(37,029)	(24,009)
Enel Generación Costanera S.A.	Separate	96,321	253,484	349,805	96,132	74,375	179,298	349,805	112,931	(4,963)	107,968	60,965	18,811	(9,445)	9,497	7,928	17,425	(47,631)	(30,206)
Enel Generación El Chocón S.A.	Separate	91,441	268,572	360,013	30,857	43,537	285,619	360,013	48,505	(4,543)	43,962	35,964	21,800	37,910	62,211	(9,332)	52,879	(66,592)	(13,713)
Empresa Distribuidora Sur S.A.	Separate	274,169	1,442,360	1,716,529	591,523	415,191	709,815	1,716,529	801,229	(530,338)	270,891	49,912	(68,276)	22,605	(45,636)	(22,866)	(68,502)	(230,171)	(298,673)
Enel Trading Argentina S.R.L.	Separate	12,882	1,263	14,145	10,573	-	3,572	14,145	3,086	(189)	2,897	706	414	(130)	284	(103)	181	(1,006)	(825)
Dock Sud S.A.	Separate	97,880	172,641	270,521	10,749	28,575	231,197	270,521	66,334	(10,025)	56,309	42,590	14,445	3,472	17,968	(13,426)	4,542	(68,182)	(63,640)
Grupo Enel Argentina	Consolidated	312,760	841,974	1,154,734	124,270	115,750	914,714	1,154,734	161,093	(11,572)	149,521	92,860	36,542	61,778	71,522	1,130	72,652	(258,557)	(185,905)
Enel Brasil S.A.	Separate	567,492	4,484,221	5,051,713	344,060	225,338	4,482,315	5,051,713	502	(139)	363	(41,809)	(42,724)	(127,544)	168,090	36,441	204,531	(1,088,424)	(883,893)
Enel Generación Fortaleza S.A.	Separate	76,390	133,672	210,062	52,283	19,535	138,244	210,062	187,227	(118,673)	68,554	61,986	51,176	(521)	50,655	(19,628)	31,027	(31,881)	(854)
EGP Cachoeira Dourada S.A.	Separate	584,030	130,285	714,315	563,242	20,520	130,553	714,315	812,275	(666,295)	145,980	134,715	129,601	(6,103)	123,498	(41,504)	81,994	(15,502)	66,492
EGP Volta Grande	Separate	31,525	274,019	305,544	31,433	138,557	135,554	305,544	62,398	(10,548)	51,850	48,505	48,484	(11,785)	36,700	(12,486)	24,214	(32,034)	(7,820)
Enel Cien S.A.	Separate	31,496	141,069	172,565	17,527	407	154,631	172,565	52,705	(83,694)	(30,989)	(37,406)	(45,046)	23,435	(21,612)	7,275	(14,337)	(48,724)	(63,061)
Compañía de Transmisión del Mercosur S.A.	Separate	2,554	10,089	12,643	10,443	-	2,200	12,643	45,439	-	45,439	44,911	44,472	(17,275)	27,197	(996)	26,201	14,795	40,996
Transportadora de Energía S.A.	Separate	2,144	11,705	13,849	8,490	482	4,877	13,849	37,973	-	37,973	37,284	35,806	(13,356)	22,450	801	23,251	15,236	38,487
Enel Distribución Ceará S.A.	Separate	575,851	1,322,709	1,898,560	589,631	651,669	657,260	1,898,560	1,141,882	(835,325)	306,557	167,515	74,542	(4,767)	70,014	(18,464)	51,550	(178,829)	(127,279)
Enel Distribución Rio S.A.	Separate	705,578	1,588,563	2,294,141	574,409	1,011,309	708,423	2,294,141	1,220,592	(869,354)	351,238	199,503	62,080	(46,093)	16,145	(5,706)	10,439	(229,670)	(219,231)
Enel Distribución Goiás S.A.	Separate	566,168	2,032,002	2,598,170	925,334	517,983	1,154,853	2,598,170	1,392,402	(1,026,859)	365,543	167,630	83,459	(41,127)	42,806	(16,729)	26,077	(306,258)	(280,181)
Enel X Brasil S.A.	Separate	19,617	22,477	42,094	20,560	583	20,951	42,094	13,357	(4,454)	8,903	(3,705)	(6,711)	(2,009)	(8,720)	973	(7,747)	(4,323)	(12,070)
Enel Distribuicao Sao Paulo S.A.	Separate	1,515,162	5,198,704	6,713,866	1,614,149	3,852,132	1,247,585	6,713,866	2,980,109	(2,206,107)	774,002	552,367	333,460	(76,312)	257,148	(77,974)	179,174	(677,886)	(498,712)
Grupo Enel Brasil	Consolidated	4,143,213	11,396,553	15,539,766	4,211,671	6,169,465	5,158,630	15,539,766	7,581,035	(5,450,909)	2,130,126	1,337,914	774,682	(321,390)	454,162	(148,157)	306,005	(1,678,028)	(1,372,023)
Emgesa S.A. E.S.P.	Separate	353,946	2,420,483	2,774,429	570,718	697,179	1,506,532	2,774,429	1,159,134	(412,530)	746,604	673,446	606,868	(70,522)	536,449	(188,883)	347,566	(19,348)	328,218
Compañía Distribuidora y Comercializadora de Energía S.A.	Separate	499,983	1,973,507	2,473,490	640,774	840,051	992,665	2,473,490	1,546,963	(886,155)	660,808	506,794	375,127	(49,171)	325,977	(97,881)	228,096	(14,970)	213,126
Enel Perú, S.A.C.	Separate	34,757	1,288,805	1,323,562	180,490	10,990	1,132,082	1,323,562	-	-	-	(215)	(215)	(6,072)	156,138	-	156,138	(96,339)	59,799
Enel Generación Perú S.A.A.	Separate	315,244	880,207	1,195,451	191,039	208,495	795,917	1,195,451	408,604	(140,350)	268,254	210,702	162,140	10,361	186,817	(42,052)	144,765	(66,777)	77,988
Chinango S.A.C.	Separate	8,892	131,158	140,050	7,061	26,392	106,597	140,050	41,000	(4,496)	36,504	31,273	27,319	(87)	27,232	(8,152)	19,080	(8,334)	10,746
Enel Generación Piura S.A.	Separate	60,425	164,399	224,824	58,135	24,746	141,943	224,824	63,874	(23,435)	40,439	30,016	18,512	(4,873)	17,249	(5,852)	11,397	(12,361)	(964)
Enel Distribución Perú S.A.A.	Separate	191,178	1,263,496	1,454,674	249,068	471,377	734,229	1,454,674	886,663	(598,157)	288,506	213,898	141,464	(25,042)	116,427	(38,488)	77,939	(62,468)	15,471
Grupo Enel Perú	Consolidated	546,260	2,382,886	2,929,146	627,532	734,466	1,567,148	2,929,146	1,243,994	(621,907)	622,087	475,905	339,421	(26,007)	317,029	(91,896)	225,133	(246,279)	(21,146)

	12-31-2019
	Financial Statements	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Equity	Total Liabilities and Equity	Revenue	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income Before Taxes	Income Taxes	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
Enel Argentina S.A.	Separate	43,219	87,644	130,863	2,152	-	128,711	130,863	-	-	-	(463)	(463)	8,963	39,714	(2,453)	37,261	(53,938)	(16,677)
Enel Generación Costanera S.A.	Separate	113,909	270,423	384,332	112,412	105,047	166,873	384,332	213,606	(68,969)	144,637	100,244	59,860	22,628	82,582	(24,642)	57,940	(41,288)	16,652
Enel Generación El Chocón S.A.	Separate	101,114	315,842	416,956	75,003	56,983	284,970	416,956	71,807	(5,957)	65,850	58,055	42,906	59,477	103,800	(21,770)	82,030	(70,096)	11,934
Empresa Distribuidora Sur S.A.	Separate	284,126	1,456,918	1,741,044	509,223	429,766	802,055	1,741,044	1,346,888	(773,693)	573,195	307,066	211,031	54,470	265,560	(76,548)	189,012	(237,185)	(48,173)
Enel Trading Argentina S.R.L	Separate	23,432	1,551	24,983	21,486	-	3,497	24,983	7,497	(950)	6,547	3,599	3,321	(92)	3,229	(1,295)	1,934	(600)	1,334
Dock Sud S.A.	Separate	105,726	256,881	362,607	52,678	52,732	257,197	362,607	146,958	(54,326)	92,632	81,806	50,775	12,036	63,132	(1,007)	62,125	(74,649)	(12,524)
Grupo Enel Argentina	Consolidated	326,191	927,948	1,254,139	185,096	151,167	917,876	1,254,139	285,277	(74,927)	210,350	157,774	102,242	112,784	299,022	(54,044)	244,978	(270,493)	(25,515)
Enel Brasil S.A.	Separate	371,174	5,186,673	5,557,847	145,721	376,140	5,035,986	5,557,847	977	(85)	892	(57,320)	(58,076)	(85,784)	88,858	15,025	103,883	(149,216)	(45,333)
Enel Generación Fortaleza S.A.	Separate	119,719	193,438	313,157	108,806	737	203,614	313,157	309,525	(183,394)	126,131	114,170	99,940	13,389	113,329	(36,130)	77,199	(5,465)	71,734
EGP Cachoeira Dourada S.A.	Separate	213,201	98,107	311,308	193,295	3,280	114,733	311,308	494,303	(394,776)	99,527	85,746	79,065	(100)	78,965	(25,671)	53,294	2,285	55,579
EGP Volta Grande	Separate	42,230	345,708	387,938	29,751	185,505	172,682	387,938	106,792	(42,895)	63,897	59,632	59,607	(13,583)	46,024	(15,173)	30,851	(844)	30,007
Enel Cien S.A.	Separate	113,996	151,707	265,703	13,358	16,240	236,105	265,703	70,295	(967)	69,328	61,376	49,598	19,722	69,320	(39,773)	29,547	(4,600)	24,947
Compañía de Transmisión del Mercosur S.A.	Separate	6,856	701	7,557	50,954	8,030	(51,427)	7,557	1,142	-	1,142	789	(530)	(10,469)	(10,999)	296	(10,703)	15,634	4,931
Transportadora de Energía S.A.	Separate	4,914	3,924	8,838	52,590	9,207	(52,959)	8,838	1,112	-	1,112	601	(923)	(10,288)	(11,212)	333	(10,879)	16,154	5,275
Enel Distribución Ceará S.A.	Separate	629,655	1,624,665	2,254,320	525,921	902,000	826,399	2,254,320	1,373,202	(991,979)	381,223	224,266	140,695	(18,246)	122,937	(19,875)	103,062	(26,723)	76,339
Enel Distribución Rio S.A.	Separate	722,394	1,962,608	2,685,002	910,507	830,069	944,426	2,685,002	1,514,836	(1,029,220)	485,616	299,779	163,829	(55,984)	109,105	(37,009)	72,096	(46,182)	25,914
Enel Distribución Goiás S.A.	Separate	665,187	2,355,246	3,020,433	795,562	903,997	1,320,874	3,020,433	1,544,899	(1,100,077)	444,822	220,030	22,568	(59,708)	(36,744)	11,462	(25,282)	(59,597)	(84,879)
Enel X Brasil S.A.	Separate	17,886	15,089	32,975	13,676	307	18,992	32,975	19,359	(6,434)	12,925	(1,373)	(4,677)	(311)	(4,988)	539	(4,449)	(679)	(5,128)
Enel Distribuicao Sao Paulo S.A.	Separate	1,701,300	6,062,310	7,763,610	1,474,482	4,310,495	1,978,633	7,763,610	3,720,782	(2,699,108)	1,021,674	638,496	378,591	(100,835)	277,756	460,335	738,091	(412,571)	325,520
Grupo Enel Brasil	Consolidated	4,211,380	13,471,236	17,682,616	3,919,122	7,528,800	6,234,694	17,682,616	8,611,146	(5,906,735)	2,704,411	1,645,516	928,952	(356,940)	574,154	314,359	888,513	(559,512)	329,001
Emgesa S.A. E.S.P.	Separate	251,413	2,524,074	2,775,487	387,804	943,882	1,443,801	2,775,487	1,246,989	(465,768)	781,221	710,320	637,221	(81,785)	555,672	(180,207)	375,465	7,209	382,674
Compañía Distribuidora y Comercializadora de Energía S.A.	Separate	363,838	1,842,861	2,206,699	545,689	704,527	956,483	2,206,699	1,665,318	(962,174)	703,144	556,513	431,004	(58,397)	372,680	(122,066)	250,614	(615)	249,999
Enel Perú, S.A.C.	Separate	37,589	1,403,189	1,440,778	41,359	10,868	1,388,551	1,440,778	11	-	11	(1,155)	(1,155)	(1,473)	127,289	(8)	127,281	27,105	154,386
Enel Generación Perú S.A.A.	Separate	361,697	974,784	1,336,481	172,150	259,367	904,964	1,336,481	478,155	(178,102)	300,053	243,359	191,690	(4,886)	200,977	(56,340)	144,637	18,483	163,120
Chinango S.A.C.	Separate	6,346	153,370	159,716	6,349	38,766	114,601	159,716	45,030	(5,081)	39,949	34,113	29,868	(723)	29,145	(8,685)	20,460	2,791	23,251
Enel Generación Piura S.A.	Separate	75,118	180,365	255,483	64,559	33,669	157,255	255,483	82,155	(27,861)	54,294	44,074	32,902	(317)	32,595	(9,275)	23,320	2,948	26,268
Enel Distribución Perú S.A.A.	Separate	153,382	1,305,567	1,458,949	272,268	467,924	718,757	1,458,949	950,350	(619,181)	331,169	257,473	196,436	(22,938)	184,153	(55,649)	128,504	13,065	141,569
Grupo Enel Perú	Consolidated	551,844	2,562,083	3,113,927	482,477	805,168	1,826,282	3,113,927	1,382,941	(676,173)	706,768	561,494	433,368	(30,553)	413,480	(125,187)	288,293	64,392	352,685

	12-31-2018
	Financial Statements	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Equity	Total Liabilities and Equity	Revenue	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income Before Taxes	Income Taxes	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
Enel Argentina S.A.	Separate	6,657	139,508	146,165	776	-	145,389	146,165	-	-	-	(618)	(618)	2,812	3,657	(669)	2,988	(138,136)	(135,148)
Enel Generación Costanera S.A.	Separate	132,613	267,952	400,565	136,446	99,309	164,810	400,565	162,894	(15,271)	147,623	103,430	89,235	19,250	108,963	(17,345)	91,618	(43,235)	48,383
Enel Generación El Chocón S.A.	Separate	95,054	370,645	465,699	82,599	85,399	297,701	465,699	67,134	(4,675)	62,459	53,087	32,994	106,969	141,617	(51,466)	90,151	(130,515)	(40,364)
Empresa Distribuidora Sur S.A.	Separate	312,128	1,381,972	1,694,100	710,707	347,653	635,740	1,694,100	1,189,950	(729,223)	460,727	179,203	77,990	127,247	205,078	(101,101)	103,977	(347,881)	(243,904)
Enel Trading Argentina S.R.L	Separate	14,550	1,008	15,558	13,940	-	1,618	15,558	4,738	(305)	4,433	1,357	1,083	(2,456)	(1,370)	(408)	(1,778)	(571)	(2,349)
Dock Sud S.A.	Separate	55,921	263,659	319,580	63,756	55,240	200,584	319,580	94,769	(20,986)	73,783	58,725	33,999	35,743	69,850	(29,790)	40,060	(104,651)	(64,591)
Grupo Enel Argentina	Consolidated	263,345	916,274	1,179,619	221,534	182,169	775,916	1,179,619	229,458	(19,945)	209,513	155,467	121,179	140,459	307,883	(72,221)	235,662	(355,051)	(119,389)
Enel Brasil S.A.	Separate	1,681,474	3,892,112	5,573,586	2,720,641	225,312	2,627,633	5,573,586	174	(96)	78	(46,334)	(46,374)	(119,900)	(106,575)	44,864	(61,711)	(441,136)	(502,847)
Enel Generación Fortaleza S.A.	Separate	140,483	189,912	330,395	123,850	60,960	145,585	330,395	211,536	(207,475)	4,061	(6,852)	(16,483)	(5,857)	(22,340)	7,309	(15,031)	(25,888)	(40,919)
EGP Cachoeira Dourada S.A.	Separate	301,315	103,975	405,290	244,418	3,075	157,797	405,290	540,344	(417,506)	122,838	109,049	102,351	7,959	110,311	(37,719)	72,592	(18,168)	54,424
EGP Volta Grande	Separate	94,170	355,666	449,836	274,015	-	175,821	449,836	81,939	(10,644)	71,295	68,654	68,653	(15,031)	53,622	(18,732)	34,890	(30,953)	3,937
Enel Cien S.A.	Separate	120,897	183,601	304,498	9,403	18,424	276,671	304,498	82,608	(1,626)	80,982	72,831	56,219	31,686	87,905	(29,729)	58,176	(40,853)	17,323
Compañía de Transmisión del Mercosur S.A.	Separate	9,097	2,196	11,293	50,940	2,493	(42,140)	11,293	1,193	-	1,193	716	(650)	(21,535)	(22,185)	44	(22,141)	13,101	(9,040)
Transportadora de Energía S.A.	Separate	6,912	5,755	12,667	50,780	5,431	(43,544)	12,667	1,140	-	1,140	591	(986)	(21,519)	(22,506)	(176)	(22,682)	13,664	(9,018)
Enel Distribución Ceará S.A.	Separate	538,216	1,209,995	1,748,211	517,761	440,495	789,955	1,748,211	1,410,602	(1,037,015)	373,587	213,754	140,035	(17,507)	122,528	(22,092)	100,436	(128,063)	(27,627)
Enel Distribución Rio S.A.	Separate	611,450	1,964,754	2,576,204	865,349	781,211	929,644	2,576,204	1,510,676	(1,026,864)	483,812	294,177	172,577	(96,634)	75,943	(27,646)	48,297	(152,089)	(103,792)
Enel Distribución Goiás S.A.	Separate	694,885	2,478,860	3,173,745	613,692	1,154,300	1,405,753	3,173,745	1,541,938	(1,106,151)	435,787	254,481	157,911	(51,253)	107,044	318,307	425,351	(199,597)	225,754
Enel X Brasil S.A.	Separate	14,153	9,180	23,333	5,512	42	17,779	23,333	17,882	(8,136)	9,746	(559)	(1,412)	(169)	(1,581)	394	(1,187)	(2,104)	(3,291)
Enel Distribuicao Sao Paulo S.A.	Separate	1,535,494	4,426,898	5,962,392	1,438,355	2,871,158	1,652,879	5,962,392	2,459,201	(1,914,222)	544,979	243,789	137,736	(98,509)	39,227	(17,209)	22,018	(202,092)	(180,074)
Grupo Enel Brasil	Consolidated	4,112,113	11,587,158	15,699,271	6,524,502	5,555,695	3,619,074	15,699,271	7,492,092	(5,366,693)	2,125,399	1,201,286	766,565	(435,467)	331,484	217,615	549,099	(689,804)	(140,705)
Emgesa S.A. E.S.P.	Separate	336,791	2,511,365	2,848,156	510,844	1,032,101	1,305,211	2,848,156	1,259,471	(478,264)	781,207	707,149	633,075	(101,981)	531,118	(185,554)	345,564	(117,250)	228,314
Compañía Distribuidora y Comercializadora de Energía S.A.	Separate	414,711	1,686,783	2,101,494	650,760	598,455	852,279	2,101,494	1,713,801	(1,032,452)	681,349	522,969	389,002	(57,795)	331,372	(125,242)	206,130	(81,177)	124,953
Enel Perú, S.A.C.	Separate	36,807	1,376,103	1,412,910	69,295	10,460	1,333,155	1,412,910	-	-	-	337	337	(4,852)	185,519	-	185,519	(56,062)	129,457
Enel Generación Perú S.A.A.	Separate	333,468	914,287	1,247,755	169,579	234,383	843,793	1,247,755	480,540	(163,879)	316,661	257,625	209,490	13,325	263,975	(69,105)	194,870	(35,507)	159,363
Chinango S.A.C.	Separate	5,798	137,059	142,857	7,946	25,562	109,349	142,857	44,180	(5,215)	38,965	33,910	29,643	(255)	29,388	(8,562)	20,826	(4,445)	16,381
Enel Generación Piura S.A.	Separate	85,080	175,196	260,276	51,046	68,377	140,853	260,276	78,012	(25,883)	52,129	42,112	30,028	(4,368)	25,685	(8,003)	17,682	(6,155)	11,527
Enel Distribución Perú S.A.A.	Separate	112,287	1,210,429	1,322,716	268,883	431,856	621,977	1,322,716	912,950	(610,701)	302,249	232,137	175,848	(22,150)	153,693	(49,024)	104,669	(25,666)	79,003
Grupo Enel Perú	Consolidated	488,824	2,401,685	2,890,509	490,068	770,021	1,630,420	2,890,509	1,505,635	(798,330)	707,305	564,020	443,246	(18,583)	451,681	(134,059)	317,622	(127,835)	189,787